Leasing Arrangements – Lessee (Tables)	12 Months Ended
Dec. 31, 2025
Leasing Arrangements – Lessee [Abstract]
Schedule of Carrying Amount of Right-of-Use Assets and the Depreciation Expenses	The carrying amount of right-of-use assets and the depreciation expenses are as follows:
	December 31, 2024	December 31, 2025
	Carrying amount	Carrying amount

Buildings	$5,170,274	$3,859,294
Machinery and equipment	12,254	12,981
	$5,182,528	$3,872,275

	Year ended December 31,
	2023	2024	2025
	Depreciation expenses	Depreciation expenses	Depreciation expenses

Buildings	$862,258	$982,126	$1,024,008
Machinery and equipment	3,532	5,619	6,414
	$865,790	$987,745	$1,030,422

Schedule of Information on Profit or Loss Accounts Relating to Lease Contracts	The information on profit or loss accounts relating to lease contracts is as follows:
	Year ended December 31,
	2024	2025
Items affecting profit or loss
Interest expense on lease liabilities	$66,640	$65,137
Expense on short-term lease contracts	533,654	228,820
Losses (gain) on lease modification	(3,273)	41,120